Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accounts Receivable, Net [Abstract]
Balance as of January 1	¥ 23,767	$ 3,669	¥ 20,584	¥ 22,198
Additional provision charged to bad debt expenses	46,990	7,254	9,229	2,590
Write-off of bad debt provision	(11,911)	(1,839)	(1,526)	(4,204)
Disposition of certain investment in a subsidiary	0	0	(4,520)	0
Balance as of December 31	¥ 58,846	$ 9,084	¥ 23,767	¥ 20,584